STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)							12 Months Ended
	Oct. 02, 2023 USD ($) shares	Sep. 28, 2023 USD ($) $ / shares	Sep. 28, 2023 USD ($) $ / shares shares	Aug. 19, 2022 USD ($)	Aug. 08, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized							500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001	$ 0.0001
Common stock number of votes per share | Vote							1
Common Stock, Shares, Outstanding							3,583,846	259,323
Minimum proceeds required for Qualified Financing | $						$ 5,000,000
Warrant exercise price per share | $ / shares		$ 2.88	$ 2.88
Warrants outstanding							9,998,233	19,647
Notes canceled and converted | $								$ 10,507,101
Warrants term		5 years	5 years
Conversion amount payable related to secured convertible notes | $	$ 5,200,000
Pre-funded warrants were exercised into common stock							2,468,500
Preferred stock, shares authorized (in shares)							25,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued on offering	389,024
Series 1 B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion amount payable related to outstanding preferred stock | $	$ 900,000
Preferred stock, shares authorized (in shares)							900
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares							$ 1.76	$ 786
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares							$ 1,060	$ 1,060
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable for shares of common stock					1
Warrant exercisable term					5 years
Warrant exercise price per share | $ / shares					$ 1,060
Term of beneficially own in excess of common stock outstanding					61 days
Warrants outstanding								7,076
Purchase common stock and warrants | $					$ 5,000,000
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of beneficially own in excess of common stock outstanding					9.99%
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of beneficially own in excess of common stock outstanding					19.99%
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share | $ / shares								$ 540
Gross proceeds from private placement | $				$ 4,000,000
Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued on offering	3,572,635
Secondary Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Amount allocated to common stock or prefunded warrants and common stock warrants | $							$ 10,300,000
Secondary Public Offering [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of common stock shares for private placement			3,572,635
Common stock price per share | $ / shares		$ 2.88	$ 2.88
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares		$ 0.0001	0.0001
Warrants outstanding							715,111
Shares issued on offering	3,183,611
Bridge Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of debt possible under Qualified Financing | $						1,000,000
Bridge Loan [Member] | Private Placement [Member] | Common Stock And Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Notes canceled and converted | $				$ 1,000,000
Fleur Capital Pte Ltd [Member] | Bridge Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from unsecured convertible promissory note | $						1,000,000
Debt instrument, outstanding amount | $						$ 1,000,000
Lucro [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of common stock shares for private placement					4,717
Warrants exercisable for number shares of common stock					7,076
Common stock price per share | $ / shares					$ 1,060
Warrants exercisable for shares of common stock					1.5
Dawson James [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of gross proceeds from sale of Units		8.00%
Legal fees | $		$ 155,000
Dawson James [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share | $ / shares		$ 2.88	$ 2.88
Dawson James [Member] | Secondary Public Offering [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds, before deducting offering expenses | $		$ 10,300,000	$ 10,300,000